Bright Rock Quality Large Cap Fund
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 96.0%	Shares	Value
Banks - 2.2%
JPMorgan Chase & Co.	37,000	$9,239,640

Beverages - 1.8%
PepsiCo, Inc.	45,000	7,355,250

Capital Markets - 3.8%
Blackrock, Inc.	10,500	10,739,400
Intercontinental Exchange, Inc.	30,000	4,828,800
		15,568,200

Chemicals - 3.0%
Ecolab, Inc.	18,000	4,477,860
Linde PLC	17,500	8,067,325
		12,545,185

Commercial Services & Supplies - 1.3%
Copart, Inc. (a)	87,000	5,514,930

Consumer Staples Distribution & Retail - 2.2%
Walmart, Inc.	99,000	9,157,500

Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	170,000	7,537,800

Electric Utilities - 2.1%
NextEra Energy, Inc.	110,000	8,653,700

Energy Equipment & Services - 1.6%
Baker Hughes Co.	100,000	4,395,000
Halliburton Co.	75,000	2,389,500
		6,784,500

Financial Services - 9.4%
Berkshire Hathaway, Inc. - Class B (a)	25,000	12,075,500
Mastercard, Inc. - Class A	40,000	21,317,600
Visa, Inc. - Class A	18,250	5,750,210
		39,143,310

Ground Transportation - 2.5%
Union Pacific Corp.	41,500	10,153,390

Health Care Providers & Services - 4.4%
UnitedHealth Group, Inc.	30,000	18,306,000

Health Care Technology - 2.7%
Veeva Systems, Inc. - Class A (a)	50,000	11,392,500

Hotels, Restaurants & Leisure - 2.5%
Starbucks Corp.	100,000	10,246,000

Household Products - 3.3%
Colgate-Palmolive Co.	124,000	11,982,120
Procter & Gamble Co.	10,000	1,792,600
		13,774,720

Industrial Conglomerates - 2.9%
Honeywell International, Inc.	52,500	12,228,825

Insurance - 3.1%
Chubb Ltd.	45,000	12,992,850

Interactive Media & Services - 8.3%
Alphabet, Inc. - Class A	150,000	25,342,500
Meta Platforms, Inc. - Class A	16,000	9,189,120
		34,531,620

IT Services - 2.4%
Accenture PLC - Class A	28,000	10,146,360

Life Sciences Tools & Services - 3.6%
Thermo Fisher Scientific, Inc.	9,500	5,031,485
West Pharmaceutical Services, Inc.	31,000	10,096,080
		15,127,565

Multi-Utilities - 1.0%
WEC Energy Group, Inc.	42,000	4,244,100

Oil, Gas & Consumable Fuels - 2.3%
EOG Resources, Inc.	35,000	4,664,100
Exxon Mobil Corp.	40,000	4,718,400
		9,382,500

Pharmaceuticals - 2.7%
Merck & Co., Inc.	112,000	11,383,680

Professional Services - 1.7%
Automatic Data Processing, Inc.	23,000	7,059,390

Semiconductors & Semiconductor Equipment - 2.9%
Texas Instruments, Inc.	59,000	11,860,770

Software - 11.1%
Intuit, Inc.	12,500	8,021,625
Microsoft Corp.	71,000	30,065,660
Roper Technologies, Inc.	14,000	7,930,160
		46,017,445

Specialty Retail - 4.0%
Home Depot, Inc.	15,000	6,436,950
TJX Cos., Inc.	80,000	10,055,200
		16,492,150

Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	62,000	14,714,460

Textiles, Apparel & Luxury Goods - 1.9%
NIKE, Inc. - Class B	100,000	7,877,000
TOTAL COMMON STOCKS (Cost $238,557,969)		399,431,340

EXCHANGE TRADED FUNDS - 3.6%	Shares	Value
iShares U.S. Energy ETF	300,000	15,138,000
TOTAL EXCHANGE TRADED FUNDS (Cost $4,934,970)		15,138,000

SHORT-TERM INVESTMENTS - 0.4%		Value
Money Market Funds - 0.4%	Shares
Morgan Stanley Institutional Liquidity Funds - Class Institutional, 4.58% (b)	1,686,547	1,686,547
TOTAL SHORT-TERM INVESTMENTS (Cost $1,686,547)		1,686,547

TOTAL INVESTMENTS - 100.0% (Cost $245,179,486)		416,255,887
Other Assets in Excess of Liabilities - 0.0% (c)		40,838
TOTAL NET ASSETS - 100.0%		$416,296,725
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
(c)	Represents less than 0.05% of net assets.

Investment Valuation
Each equity security owned by a Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued.  Forward currency contracts are valued at the mean between the bid and asked prices by an approved independent pricing service (“Pricing Service”).  Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading.  Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.
If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued.  The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

Money market funds, demand notes and repurchase agreements are valued at cost.  If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day.  If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.  All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.  In the event market quotations are not readily available, such security will be valued at its fair value.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.  The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.

FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$399,431,340	$–	$–	$399,431,340
Exchange Traded Funds	15,138,000	–	–	15,138,000
Money Market Funds	1,686,547	–	–	1,686,547
Total Investments	$416,255,887	$–	$–	$416,255,887

Refer to the Schedule of Investments for further disaggregation of investment categories.